Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue Recognition [Abstract]
Revenue Recognition [Text Block]
Note 4 – Revenue Recognition
Revenue by Category
The following table presents our revenue disaggregated by major service line:

	Transco	Northwest Pipeline	Gulf of Mexico Midstream	Northeast Midstream	West Midstream	Gas & NGL Marketing Services	Other	Eliminations	Total
	(Millions)
2021
Revenues from contracts with customers:
Service revenues:
Regulated interstate natural gas transportation and storage	$2,547	$441	$—	$—	$—	$—	$—	$(33)	$2,955
Gathering, processing, transportation, fractionation, and storage:
Monetary consideration	—	—	344	1,308	1,184	—	—	(130)	2,706
Commodity consideration	—	—	52	7	179	—	—	—	238
Other	10	—	22	195	52	3	1	(19)	264
Total service revenues	2,557	441	418	1,510	1,415	3	1	(182)	6,163
Product sales	88	—	269	99	643	6,404	333	(1,215)	6,621
Total revenues from contracts with customers	2,645	441	687	1,609	2,058	6,407	334	(1,397)	12,784
Other revenues (1)	10	3	8	25	(32)	2,632	11	(13)	2,644
Other adjustments (2)	—	—	—	—	—	(4,828)	—	27	(4,801)
Total revenues	$2,655	$444	$695	$1,634	$2,026	$4,211	$345	$(1,383)	$10,627

2020
Revenues from contracts with customers:
Service revenues:
Regulated interstate natural gas transportation and storage	$2,404	$449	$—	$—	$—	$—	$—	$(7)	$2,846
Gathering, processing, transportation, fractionation, and storage:
Monetary consideration	—	—	348	1,279	1,226	—	—	(97)	2,756
Commodity consideration	—	—	21	7	101	—	—	—	129
Other	10	—	27	164	35	32	1	(16)	253
Total service revenues	2,414	449	396	1,450	1,362	32	1	(120)	5,984
Product sales	80	—	114	57	152	1,602	—	(336)	1,669
Total revenues from contracts with customers	2,494	449	510	1,507	1,514	1,634	1	(456)	7,653
Other revenues (1)	10	—	9	22	9	(3)	33	(14)	66
Total revenues	$2,504	$449	$519	$1,529	$1,523	$1,631	$34	$(470)	$7,719

	Transco	Northwest Pipeline	Gulf of Mexico Midstream	Northeast Midstream	West Midstream	Gas & NGL Marketing Services	Other	Eliminations	Total
	(Millions)
2019
Revenues from contracts with customers:
Service revenues:
Regulated interstate natural gas transportation and storage	$2,336	$450	$—	$—	$—	$—	$—	$(6)	$2,780
Gathering, processing, transportation, fractionation, and storage:
Monetary consideration	—	—	479	1,171	1,334	—	—	(100)	2,884
Commodity consideration	—	—	41	12	150	—	—	—	203
Other	11	—	26	147	42	3	—	(19)	210
Total service revenues	2,347	450	546	1,330	1,526	3	—	(125)	6,077
Product sales	106	—	185	150	219	1,840	—	(437)	2,063
Total revenues from contracts with customers	2,453	450	731	1,480	1,745	1,843	—	(562)	8,140
Other revenues (1)	1	—	8	20	13	2	30	(13)	61
Total revenues	$2,454	$450	$739	$1,500	$1,758	$1,845	$30	$(575)	$8,201

______________________________
(1)Revenues not derived from contracts with customers consist of leasing revenues associated with our headquarters building and management fees that we receive for certain services we provide to operated equity-method investments, which are reported in Service revenues in the Consolidated Statement of Income, and realized and unrealized gains and losses associated with our derivative contracts, which are reported in Net gain (loss) on commodity derivatives in the Consolidated Statement of Income.

(2)Other adjustments reflect costs of risk management activities related to operations acquired in the Sequent Acquisition. As we are acting as agent for natural gas marketing customers, revenues are presented net of the related costs of those activities in the Consolidated Statement of Income. In addition, the related derivatives qualify as held for trading purposes, which requires net presentation.
Contract Assets
The following table presents a reconciliation of our contract assets:

	Year Ended December 31,
	2021	2020
	(Millions)
Balance at beginning of year	$12	$8
Revenue recognized in excess of amounts invoiced	184	145
Minimum volume commitments invoiced	(174)	(141)
Balance at end of year	$22	$12
Contract Liabilities
The following table presents a reconciliation of our contract liabilities:

	Year Ended December 31,
	2021	2020
	(Millions)
Balance at beginning of year	$1,209	$1,215
Payments received and deferred	116	140
Significant financing component	10	11
Chesapeake global bankruptcy resolution	—	67
Contract liability acquired	1	—
Recognized in revenue	(210)	(224)
Balance at end of year	$1,126	$1,209

Remaining Performance Obligations
Remaining performance obligations primarily include reservation charges on contracted capacity for our gas pipeline firm transportation contracts with customers, storage capacity contracts, long-term contracts containing minimum volume commitments associated with our midstream businesses, and fixed payments associated with offshore production handling. For our interstate natural gas pipeline businesses, remaining performance obligations reflect the rates for such services in our current FERC tariffs for the life of the related contracts; however, these rates may change based on future tariffs approved by the FERC and the amount and timing of these changes are not currently known.
Our remaining performance obligations exclude variable consideration, including contracts with variable consideration for which we have elected the practical expedient for consideration recognized in revenue as billed. Certain of our contracts contain evergreen and other renewal provisions for periods beyond the initial term of the contract. The remaining performance obligation amounts as of December 31, 2021, do not consider potential future performance obligations for which the renewal has not been exercised and exclude contracts with customers for which the underlying facilities have not received FERC authorization to be placed into service. Consideration received prior to December 31, 2021, that will be recognized in future periods is also excluded from our remaining performance obligations and is instead reflected in contract liabilities.
The following table presents the amount of the contract liabilities balance expected to be recognized as revenue when performance obligations are satisfied and the transaction price allocated to the remaining performance obligations under certain contracts as of December 31, 2021.

	Contract Liabilities	Remaining Performance Obligations
	(Millions)
2022 (one year)	$138	$3,624
2023 (one year)	117	3,366
2024 (one year)	116	3,162
2025 (one year)	111	2,520
2026 (one year)	107	2,427
Thereafter	537	17,380
Total	$1,126	$32,479